Employee Benefit Plan, Description of Plan	12 Months Ended
Mar. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Plan Termination	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of the Code and ERISA. In the event of Plan termination, participants become 100% vested in their unvested Plan accounts. Distributions can be made in cash or securities. All non-cash distributions will be valued at fair market value at the date of distribution.